Assets for Rights of Use and Lease Liabilities - Summary of Amounts Recognized in Profit or Loss Derived From Lease Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detailed Information About Components Of Lease Amounts Recognized In Profit Or Loss [Abstract]
Interest on lease liabilities	€ 1,911	€ 1,341	€ 1,267
Expenses relating to short-term and low value leases	€ 1,785	€ 2,314	€ 3,454